COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2024
Commitments and Contingencies Disclosure [Abstract]
Schedule of future minimum payments, other commitments, liability, fiscal year maturity
Years Ending December 31,	Amount
2025	$58,825
2026	36,541
2027	17,942
Total contractual obligations	$113,308